Other Noncurrent Assets (Tables)	12 Months Ended
Feb. 28, 2013
Other Noncurrent Assets
Schedule of other noncurrent assets

	February 28,	February 29,
(In thousands)	2013	2012

Deferred financing fees (less current portion of $3,658 and$4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360